Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Software development
Opening balance	$ 67	$ 95
Additions	0	0
Depreciation	(28)	(28)
Closing balance	$ 39	$ 67